PACE High Yield Investments (First Prospectus Summary) | PACE High Yield Investments
PACE High Yield Investments
Investment objective
Total return.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of
Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 105 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 202 of the fund's Statement of Additional Information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees PACE High Yield Investments (USD $)	Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none	0.75%	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%
Exchange fee	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PACE High Yield Investments		Class A	Class C	Class Y
Management fees		0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees		0.25%	0.75%	none
Other expenses (includes administration fee of 0.10%)		0.37%	0.32%	0.33%
Total annual fund operating expenses		1.32%	1.77%	1.03%
Management fee waiver/expenses reimbursements	[1]	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.28%	1.77%	1.03%
[1]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2013 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 1.28% for Class A, 1.78% for Class C and 1.03% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions
your costs would be:	[1]
Expense Example PACE High Yield Investments (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	575	846	1,137	1,965
Class C	255	557	959	2,084
Class Y	105	328	569	1,259

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PACE High Yield Investments Class C	180	557	959	2,084

Portfolio turnover
The fund pays transaction costs, such as commissions or dealer spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.
Principal strategies
Principal investments

The fund seeks to achieve its objective by investing primarily in a professionally managed, diversified portfolio of fixed income securities rated below investment grade. Under normal circumstances, the fund invests at least
80% of its net assets (plus the amount of any borrowing for investment purposes)
in high yield fixed income securities that are rated below investment grade or considered to be of comparable quality (commonly referred to as "junk bonds").

These investments will include fixed income securities that are (1) rated below investment grade (lower than a Baa rating by Moody's Investors Service, Inc.
("Moody's") or lower than a BBB rating by Standard and Poor's, a division of The
McGraw Hill Companies Inc. ("S&P")); (2) comparably rated by another nationally recognized statistical rating organization (collectively, with Moody's and S&P,
"Rating Agencies"); or (3) unrated, but deemed by the fund's investment advisor to be of comparable quality to fixed income securities rated below Baa, BBB or a comparable rating by a Rating Agency.

The fund may invest up to 10% of its total assets in US and/or non-US senior secured bank loans (each of which may be denominated in foreign currencies), which may be in the form of loan participations and assignments. The fund may invest in a number of different countries throughout the world, including the
US.

The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund may invest include futures
(specifically, interest rate futures), currency forward agreements, swap agreements (specifically, credit default swaps) and structured notes. These derivatives may be used for risk management purposes, such as hedging the fund's security, index, currency, interest rate or other exposure, or otherwise managing the risk profile of the fund. In addition, the derivative instruments listed above may be used in place of direct investments. Interest rate futures may also be used to adjust the fund's portfolio duration.

Management process

The fund employs a "manager of managers" structure. UBS Global Asset Management
(Americas) Inc. ("UBS Global AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's investment advisor(s) and recommend their hiring, termination and replacement. MacKay Shields LLC ("MacKay Shields")
currently serves as the fund's investment advisor. MacKay Shields attempts to deliver attractive risk adjusted returns by avoiding most of the unusually large losses in the high yield market, even if it means giving up much of the large potential gains. MacKay Shields believes that there is a very small subset of bonds that delivers outsized gains in the market. Due to the limited upside inherent in most bonds, over time, outsized gains are expected to be smaller than unusually large losses. By attempting to limit the fund's participation in the extremes of the market, MacKay Shields strives to add value over a market cycle and with lower volatility through a rigorous process that attempts to screen out what it believes to be the riskiest issuers in the market. MacKay
Shields anticipates that under normal circumstances the fund's average duration will be within +/- 25% of that of the BofA Merrill Lynch Global High Yield
Index. This index ordinarily has a duration of between 4 and 5 years. Duration is a measure of the fund's exposure to interest rate risk--a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio. The fund has no average targeted portfolio maturity.
Principal risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poor financial health) are subject to higher risks than investment grade securities. For example, lower-rated securities may be
(1) subject to a greater risk of loss of principal and non-payment of interest
(including default by the issuer); (2) subject to greater price volatility; and
(3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated fixed income securities.

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Illiquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Valuation risk: During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the fund to value the fund's securities becomes more difficult and the judgment of the fund's manager and investment advisor may play a greater role in the valuation of the securities due to reduced availability of reliable objective pricing data.

Derivatives risk: The value of "derivatives"-so called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund's overall returns may be reduced if the hedged investment experiences a favorable price movement. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Swap agreement risk: The fund may enter into credit, total return, equity, interest rate, index, currency and variance swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset.
In addition, the fund may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

Loan investments risk: In addition to those risks typically associated with investments in debt securities, investments in bank loans are subject to the risk that the collateral securing a loan may not provide sufficient protection to the fund. With respect to participations in loans, the fund's contractual relationship is typically with the lender (rather than the borrower). Consequently, the fund may have limited rights of enforcement against the borrower and assumes the credit risk of both the lender and the borrower. Investments in bank loans may be relatively illiquid, which could adversely affect the value of these investments and the fund's ability to dispose of them.

Structured security risk: The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the fund's investment advisor did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.
Performance
Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance for the fund is available at
http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class A shares' after-tax returns shown.
PACE High Yield Investments Annual Total Returns of Class A Shares (2007 was Class A's first full calendar year of operations)

Total return January 1 - September 30, 2012: 13.28% Best quarter during calendar years shown--2Q 2009: 20.87% Worst quarter during calendar years shown--4Q 2008: (12.47)%
Average annual total returns (for the periods ended December 31, 2011)
Average Annual Total Returns PACE High Yield Investments	Label	1 Year	5 Years	Since Inception		Inception Date
Class A	Class A Return before taxes	(4.67%)	6.26%	6.53%		May 01, 2006
Class A After Taxes on Distributions	Class A Return after taxes on distributions	(7.17%)	3.44%	3.78%		May 01, 2006
Class A After Taxes on Distributions and Sales	Class A Return after taxes on distributions and sale of fund shares	(2.75%)	3.67%	3.94%		May 01, 2006
Class C	Class C Return before taxes	(1.25%)		17.99%		Jan. 21, 2009
Class Y	Class Y Return before taxes	0.08%		22.07%		Dec. 26, 2008
BofA Merrill Lynch Global High Yield Index (hedged in USD)	BofA Merrill Lynch Global High Yield Index (hedged in USD) (Index reflects no deduction for fees, expenses or taxes.)	3.18%	7.28%		[1]
[1]	Average annual total returns for the BofA Merrill Lynch Global High Yield Index (hedged in USD) for the life of each class were as follows: Class A-7.85%; Class C-22.60%; Class Y-25.57%.

[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.